Insurance (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance
Direct premiums written	$ 4,061	$ 3,542	$ 3,731
Reinsurance assumed	45	47	32
Reinsurance ceded	(1,336)	(1,181)	(1,452)
Net written premiums	2,770	2,408	2,311
Direct premiums earned	4,062	3,653	3,854
Reinsurance assumed	41	45	32
Reinsurance ceded	(1,344)	(1,148)	(1,474)
Net earned premiums	2,759	2,550	2,412
Reinsurance recoveries	$ 770	$ 395	$ 898